Label	Element	Value
21Shares 2x Long HYPE ETF | Total Return Swaps [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	(7.00%)
21Shares 2x Long HYPE ETF | Reverse Repurchase Agreements [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	(397.00%)